February 24, 2010

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          Vanguard Valley Forge Funds

                File No. 33-48863

Enclosed is Post-Effective Amendment No. 42 to the Trust’s registration statement on Form N-1A, affecting the Signal Shares of the Balanced Index Fund, and Investor Shares for the Managed Payout Funds. We are filing the Amendment pursuant to Rule 485(a)(1) under the Securities Act of 1933 (i) to implement the changes required by the new Form N-1A, and (ii) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of April 28, 2010 for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (i) text addressing any SEC staff comments regarding the 485(a) filing, and (ii) updated financial statements for all share classes of each series of the Trust. The remaining share classes of the Balanced Index Fund, will be filed in the same submission as the above referenced 485(b) filing, but will be filed pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 following a request for permission to so file that was submitted on February 16, 2010. The prospectuses for the remaining share classes of the Balanced Index Fund will not contain disclosures that would render them ineligible to become effective under Rule 485(b).

Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate April 28, 2010 as its effective date so that both the 485(b) filing and this 485(a) filing will become effective concurrently.

Please contact me at (610) 669-2689 with any questions that you have concerning the enclosed Amendment.

Sincerely,

Nathan M. Will

Associate Counsel

The Vanguard Group, Inc.

cc:           Christian Sandoe, Esq.

                U.S. Securities and Exchange Commission